Income Taxes - Sources and Movement in Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ 986	$ 994
Recognized in net income	270	(87)	$ (116)
Recognized in OCI	(18)	33	(87)
Other	(10)	43	1
Balance at end of year	1,216	986	994
Balance at beginning of year	(507)	(436)	(472)
Recognized in net income	(42)	(21)	47
Recognized in OCI	(15)	(7)	8
Other	4	(38)	(19)
Balance at end of year	(599)	(507)	(436)
Net deferred tax assets	617	479	558
After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	974	997
Balance at end of year		974	997
Balance at beginning of year	(546)	(441)
Balance at end of year		(546)	(441)
IFRS15 [Member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		3
Balance at end of year			3
Balance at beginning of year		(5)
Balance at end of year			(5)
IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			1,169
IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			1,196
IFRS9 [member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			27
IFRS16 [Member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(12)
Balance at end of year		(12)
Balance at beginning of year	(39)
Balance at end of year		(39)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	170	298
Recognized in net income	143	(124)	31
Recognized in OCI			1
Other	1	(4)	14
Balance at end of year	314	170	298
Allowance for credit losses [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	170	298
Balance at end of year		170	298
Allowance for credit losses [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			245
Allowance for credit losses [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			252
Allowance for credit losses [member] | IFRS9 [member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			7
Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	47	12
Recognized in net income	(23)	14	(53)
Other	15	21	(4)
Balance at end of year	39	47	12
Property and equipment [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	47	12
Balance at end of year		47	12
Property and equipment [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			69
Property and equipment [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			69
Pension and employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	567	437
Recognized in net income	4	46	(45)
Recognized in OCI	(18)	83	(87)
Other	1	1	10
Balance at end of year	554	567	437
Pension and employee benefits [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	567	437
Balance at end of year		567	437
Pension and employee benefits [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			559
Pension and employee benefits [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			559
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	20	16
Recognized in net income	33	3	(31)
Other		1
Balance at end of year	53	20	16
Provisions [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	20	16
Balance at end of year		20	16
Provisions [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			47
Provisions [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			47
Financial instrument revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1	66
Recognized in net income		(32)	(60)
Recognized in OCI		(50)	(1)
Other		17	(17)
Balance at end of year	1	1	66
Financial instrument revaluation [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1	66
Balance at end of year		1	66
Financial instrument revaluation [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			124
Financial instrument revaluation [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			144
Financial instrument revaluation [member] | IFRS9 [member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			20
Tax loss carry-forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	24	38
Recognized in net income	(1)	(14)	20
Other	(4)
Balance at end of year	19	24	38
Tax loss carry-forwards [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	24	38
Balance at end of year		24	38
Tax loss carry-forwards [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			18
Tax loss carry-forwards [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			18
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	157	127
Recognized in net income	114	20	22
Other	(23)	7	(2)
Balance at end of year	236	157	127
Others [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	145	130
Balance at end of year		145	130
Others [member] | IFRS15 [Member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		3
Balance at end of year			3
Others [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			107
Others [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			107
Others [member] | IFRS16 [Member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(12)
Balance at end of year		(12)
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(315)	(287)	(329)
Recognized in net income	13	(16)	53
Other	(3)	(12)	(11)
Balance at end of year	(305)	(315)	(287)
Intangible assets [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(315)	(287)
Balance at end of year		(315)	(287)
Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(68)	(47)	(52)
Recognized in net income	(6)	(12)
Other	1	(9)	5
Balance at end of year	(112)	(68)	(47)
Property and equipment [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(107)	(47)
Balance at end of year		(107)	(47)
Property and equipment [member] | IFRS16 [Member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(39)
Balance at end of year		(39)
Pension and employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(9)	(11)	(10)
Recognized in net income	(5)	(1)	3
Recognized in OCI	(2)	(6)	(3)
Other	1	9	(1)
Balance at end of year	(15)	(9)	(11)
Pension and employee benefits [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(9)	(11)
Balance at end of year		(9)	(11)
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(84)	(85)	(93)
Recognized in net income	(2)	(1)	1
Other		2	7
Balance at end of year	(86)	(84)	(85)
Goodwill [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(84)	(85)
Balance at end of year		(84)	(85)
Financial instrument revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(25)	(12)	(17)
Recognized in net income	(24)	(4)	3
Recognized in OCI	(13)		(2)
Other	(1)	(9)	4
Balance at end of year	(63)	(25)	(12)
Financial instrument revaluation [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(25)	(12)
Balance at end of year		(25)	(12)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(6)	6	29
Recognized in net income	(18)	13	(13)
Recognized in OCI		(1)	13
Other	6	(19)	(23)
Balance at end of year	(18)	(6)	6
Others [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ (6)
Other		1
Balance at end of year		(6)
Others [member] | IFRS15 [Member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		$ (5)
Balance at end of year			$ (5)